UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: May 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name			Shares	Value
Common Stocks : 61.76%

Consumer Discretionary : 4.12%

Media : 4.12%
Antena 3 de Television SA			525,000	$4,728,956

Financials : 1.86%

Insurance : 1.86%
Poste Italiane SpA			250,000	2,140,532

Telecommunication Services : 6.57%

Diversified Telecommunication Services : 4.21%
Orange SA			170,003	2,926,477
Telefonica Deutschland Holding AG			450,000	1,902,279
				4,828,756

Wireless Telecommunication Services : 2.36%
Shenandoah Telecommunications Company			85,000	2,711,500

Utilities : 49.21%

Electric Utilities : 35.73%
Alliant Energy Corporation			8,000	331,360
American Electric Power Company Incorporated			55,000	3,737,250
Edison International			60,000	3,729,600
Entergy Corporation			15,000	1,213,650
Eversource Energy			80,000	4,566,400
Exelon Corporation			116,001	4,801,281
FirstEnergy Corporation			125,000	4,302,500
Great Plains Energy Incorporated			100,000	3,394,000
IDACORP Incorporated			25,000	2,309,000
NextEra Energy Incorporated			10,000	1,658,100
PNM Resources Incorporated			120,000	4,794,000
Red Electrica Corporacion SA			200,000	3,892,938
Spark Energy Incorporated Class A			44,138	441,380
Terna SpA			350,000	1,853,939
				41,025,398

Gas Utilities : 0.02%
Chesapeake Utilities Corporation			300	23,955

Multi-Utilities : 13.46%
CenterPoint Energy Incorporated			50,000	1,306,500
Hera SpA			900,000	2,790,290
MDU Resources Group Incorporated			200	5,560
Public Service Enterprise Group Incorporated			50,000	2,649,000
Sempra Energy			30,000	3,195,900
Suez Environnement Company SA			400,000	5,508,566
				15,455,816

Total Common Stocks (Cost $56,690,607)				70,914,913

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 28.95%

Consumer Discretionary : 7.07%

Auto Components : 0.67%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$75,000	70,219
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	397,000
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	285,591

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Cooper Tire & Rubber Company	8.00%	12-15-2019	$15,000	$15,919
				768,729

Distributors : 0.13%
LKQ Corporation	4.75	5-15-2023	125,000	124,219
Spectrum Brands Incorporated	6.63	11-15-2022	25,000	25,838
				150,057

Diversified Consumer Services : 0.56%
Carriage Services Incorporated 144A	6.63	6-1-2026	50,000	50,438
Service Corporation International	4.63	12-15-2027	50,000	47,676
Service Corporation International	7.50	4-1-2027	400,000	448,000
Service Corporation International	8.00	11-15-2021	85,000	95,200
				641,314

Hotels, Restaurants & Leisure : 0.83%
Brinker International Incorporated 144A	5.00	10-1-2024	50,000	49,250
CCM Merger Incorporated 144A	6.00	3-15-2022	425,000	432,523
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	50,000	48,813
KFC Holding Company 144A	5.00	6-1-2024	95,000	94,288
Pinnacle Entertainment Incorporated	5.63	5-1-2024	25,000	26,188
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	98,250
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	200,000	199,500
				948,812

Media : 3.35%
Altice US Finance I Corporation 144A	5.38	7-15-2023	200,000	197,000
Altice US Finance I Corporation 144A	5.50	5-15-2026	100,000	96,030
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	23,125
CCO Holdings LLC	5.13	2-15-2023	100,000	99,750
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	134,156
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	46,813
CCO Holdings LLC	5.25	9-30-2022	90,000	90,788
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	326,625
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	4,827
CCO Holdings LLC	5.75	9-1-2023	50,000	50,375
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	269,418
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	126,094
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	100,000	103,500
Cinemark USA Incorporated	4.88	6-1-2023	25,000	24,155
CSC Holdings LLC	8.63	2-15-2019	125,000	129,541
Dish Network Corporation	3.38	8-15-2026	25,000	22,171
EMI Music Publishing Group 144A	7.63	6-15-2024	150,000	162,375
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	94,250
Gray Television Incorporated 144A	5.88	7-15-2026	325,000	307,125
Lamar Media Corporation	5.38	1-15-2024	50,000	50,750
LIN Television Corporation	5.88	11-15-2022	25,000	25,656
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	97,250
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	50,000	50,813
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	25,000	24,938
National CineMedia LLC	6.00	4-15-2022	300,000	304,500
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	75,000	73,361
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	153,938
Nielsen Finance LLC 144A	5.00	4-15-2022	100,000	99,197
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,150
Outfront Media Capital Corporation	5.63	2-15-2024	29,000	29,145
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	65,650
Salem Media Group Incorporated 144A	6.75	6-1-2024	300,000	283,500
The E.W. Scripps Company 144A	5.13	5-15-2025	275,000	260,219
				3,842,185

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 1.40%
Asbury Automotive Group Incorporated	6.00%	12-15-2024	$350,000	$346,500
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	125,313
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	95,000	92,625
Lithia Motors Incorporated 144A	5.25	8-1-2025	350,000	343,875
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	49,375
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	295,560
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	101,228
Sonic Automotive Incorporated	5.00	5-15-2023	145,000	138,838
Sonic Automotive Incorporated	6.13	3-15-2027	125,000	119,063
				1,612,377

Textiles, Apparel & Luxury Goods : 0.13%
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	160,000	151,600

Consumer Staples : 0.37%

Beverages : 0.04%
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	49,250

Food Products : 0.27%
B&G Foods Incorporated	4.63	6-1-2021	30,000	29,550
B&G Foods Incorporated	5.25	4-1-2025	75,000	70,500
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,277
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	106,150
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	23,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	35,000	34,475
US Foods Incorporated 144A	5.88	6-15-2024	30,000	30,525
				309,977

Household Products : 0.06%
Central Garden & Pet Company	5.13	2-1-2028	25,000	23,375
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,800
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	24,750
				68,925

Energy : 6.91%

Energy Equipment & Services : 2.28%
Bristow Group Incorporated	6.25	10-15-2022	325,000	250,250
Bristow Group Incorporated 144A	8.75	3-1-2023	75,000	73,500
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	150,000	109,875
Era Group Incorporated	7.75	12-15-2022	215,000	209,088
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	146,250
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	174,563
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	350,000	297,551
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	97,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	171,550
NGPL PipeCo LLC 144A	4.38	8-15-2022	25,000	24,969
NGPL PipeCo LLC 144A	4.88	8-15-2027	50,000	48,545
NGPL PipeCo LLC 144A	7.77	12-15-2037	625,000	734,375
Oceaneering International Incorporated	6.00	2-1-2028	75,000	74,091
PHI Incorporated	5.25	3-15-2019	105,000	99,225
USA Compression Partners LP 144A	6.88	4-1-2026	100,000	103,000
				2,614,332

Oil, Gas & Consumable Fuels : 4.63%
Andeavor Logistics LP	5.25	1-15-2025	50,000	51,375
Archrock Partners LP	6.00	10-1-2022	75,000	74,906
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	75,000	79,875
Cheniere Energy Incorporated 144A	5.25	10-1-2025	425,000	413,313
Continental Resources Company	4.38	1-15-2028	25,000	24,845
Continental Resources Incorporated	3.80	6-1-2024	100,000	97,783
DCP Midstream Operating LLC	2.70	4-1-2019	75,000	74,625

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources Incorporated	6.38%	8-15-2021	$285,000	$265,050
Denbury Resources Incorporated 144A	9.25	3-31-2022	61,000	64,813
Enable Midstream Partner LP	2.40	5-15-2019	275,000	273,198
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	52,258
EnLink Midstream LLC	4.40	4-1-2024	300,000	298,659
Exterran Partners LP	6.00	4-1-2021	250,000	249,375
Gulfport Energy Corporation	6.00	10-15-2024	75,000	70,500
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	48,033
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	100,076
Matador Resources Company	6.88	4-15-2023	25,000	26,156
Murphy Oil Corporation	4.45	12-1-2022	175,000	172,375
Murphy Oil Corporation	5.75	8-15-2025	15,000	14,963
Murphy Oil Corporation	6.88	8-15-2024	50,000	53,000
Nabors Industries Incorporated	0.75	1-15-2024	125,000	98,464
PDC Energy Incorporated	6.13	9-15-2024	50,000	50,875
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	325,000	333,840
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	250,000	287,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	65,588
Rose Rock Midstream LP	5.63	7-15-2022	100,000	97,000
Rose Rock Midstream LP	5.63	11-15-2023	100,000	93,250
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	131,001
Sabine Pass Liquefaction LLC	6.25	3-15-2022	100,000	107,965
SemGroup Corporation	6.38	3-15-2025	275,000	259,875
Semgroup Corporation	7.25	3-15-2026	150,000	147,000
Southern Star Central Corporation 144A	5.13	7-15-2022	100,000	100,750
Southwestern Energy Company	7.50	4-1-2026	50,000	51,751
Southwestern Energy Company	7.75	10-1-2027	50,000	52,250
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	23,813
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	600,000	603,000
Tesoro Logistics LP	6.38	5-1-2024	25,000	26,707
Ultra Resources Incorporated 144A	6.88	4-15-2022	80,000	53,700
Ultra Resources Incorporated 144A	7.13	4-15-2025	375,000	232,500
				5,322,007

Financials : 1.96%

Banks : 0.01%
Citigroup Incorporated	4.13	3-9-2021	5,000	5,000
Citigroup Incorporated	6.13	3-9-2028	10,000	10,225
				15,225

Capital Markets : 0.02%
MSCI Incorporated 144A	5.38	5-15-2027	25,000	25,063

Consumer Finance : 0.91%
Ally Financial Incorporated	8.00	12-31-2018	75,000	76,950
Ally Financial Incorporated	8.00	3-15-2020	203,000	217,722
FirstCash Incorporated 144A	5.38	6-1-2024	125,000	125,313
Navient Corporation	8.00	3-25-2020	175,000	186,113
OneMain Financial Group LLC 144A	7.25	12-15-2021	150,000	155,475
Springleaf Finance Corporation	6.00	6-1-2020	100,000	103,000
Springleaf Finance Corporation	7.13	3-15-2026	75,000	74,978
Springleaf Finance Corporation	7.75	10-1-2021	25,000	27,047
Springleaf Finance Corporation	8.25	10-1-2023	65,000	70,688
				1,037,286

Diversified Financial Services : 0.82%
Infinity Acquisition LLC 144A	7.25	8-1-2022	75,000	76,781
LPL Holdings Incorporated 144A	5.75	9-15-2025	775,000	745,938
Tempo Acquisition LLC 144A	6.75	6-1-2025	75,000	72,679
Vantiv LLC 144A	4.38	11-15-2025	50,000	47,250
				942,648

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.20%
HUB International Limited 144A	7.00%	5-1-2026	$75,000	$75,027
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	150,000	151,125
				226,152

Health Care : 2.93%

Health Care Equipment & Supplies : 0.63%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	50,000	48,750
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,625
Hologic Incorporated 144A	4.63	2-1-2028	25,000	23,563
Hologic Incorporated 144A	4.38	10-15-2025	225,000	215,156
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	200,000	205,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	50,000	46,625
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	150,000	153,750
				718,969

Health Care Providers & Services : 1.96%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	20,700
Centene Escrow I Corporation 144A	5.38	6-1-2026	75,000	75,750
CHS Incorporated	5.13	8-1-2021	225,000	211,430
HCA Incorporated	5.88	3-15-2022	25,000	26,281
HCA Incorporated	6.50	2-15-2020	325,000	339,625
HealthSouth Corporation	5.75	9-15-2025	75,000	76,500
Mednax Incorporated 144A	5.25	12-1-2023	50,000	49,250
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	311,250
MPT Operating Partnership LP	5.00	10-15-2027	100,000	94,006
MPT Operating Partnership LP	5.25	8-1-2026	150,000	145,500
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,500
NVA Holdings Company 144A	6.88	4-1-2026	25,000	24,633
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	51,688
Select Medical Corporation	6.38	6-1-2021	315,000	319,331
Tenet Healthcare Corporation 144A	4.63	7-15-2024	118,000	113,422
Vizient Incorporated 144A	10.38	3-1-2024	350,000	385,000
				2,254,866

Health Care Technology : 0.30%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	275,000	262,969
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	75,000	75,375
				338,344

Life Sciences Tools & Services : 0.02%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	25,000	25,094

Pharmaceuticals : 0.02%
Valeant Pharmaceuticals International 144A%%	8.50	1-31-2027	25,000	25,406

Industrials : 1.52%

Aerospace & Defense : 0.02%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	25,000	24,063

Airlines : 0.22%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	108,905
BBA US Holdings Incorporated 144A	5.38	5-1-2026	150,000	150,375
				259,280

Commercial Services & Supplies : 1.25%
Acco Brands Corporation 144A	5.25	12-15-2024	25,000	25,000
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	275,000	275,000
Aramark Services Incorporated 144A	5.00	2-1-2028	25,000	24,063
Aramark Services Incorporated	5.13	1-15-2024	60,000	60,930

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	5.88%	3-1-2024	$185,000	$181,763
Covanta Holding Corporation	5.88	7-1-2025	75,000	72,304
Covanta Holding Corporation	6.38	10-1-2022	195,000	198,413
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	522,500
Waste Pro USA Incorporated 144A	5.50	2-15-2026	50,000	48,250
Wrangler Buyer Corporation 144A	6.00	10-1-2025	25,000	23,813
				1,432,036

Trading Companies & Distributors : 0.03%
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	35,349

Information Technology : 2.68%

Communications Equipment : 0.06%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	75,188

Internet Software & Services : 0.46%
Infor (US) Incorporated	6.50	5-15-2022	50,000	50,813
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	75,375
Zayo Group LLC 144A	5.75	1-15-2027	125,000	120,938
Zayo Group LLC	6.38	5-15-2025	275,000	278,781
				525,907

IT Services : 0.88%
Cardtronics Incorporated	5.13	8-1-2022	125,000	121,563
Cardtronics Incorporated 144A	5.50	5-1-2025	200,000	182,500
First Data Corporation 144A	5.00	1-15-2024	125,000	124,875
First Data Corporation 144A	5.38	8-15-2023	25,000	25,353
First Data Corporation 144A	5.75	1-15-2024	95,000	95,356
First Data Corporation 144A	7.00	12-1-2023	225,000	235,688
Gartner Incorporated 144A	5.13	4-1-2025	225,000	223,313
				1,008,648

Semiconductors & Semiconductor Equipment : 0.03%
Micron Technology Incorporated	5.50	2-1-2025	29,000	30,170

Software : 0.12%
CDK Global Incorporated	4.88	6-1-2027	20,000	18,850
CDK Global Incorporated	5.00	10-15-2024	50,000	51,028
Fair Isaac Corporation 144A	5.25	5-15-2026	25,000	25,250
Symantec Corporation 144A	5.00	4-15-2025	50,000	48,333
				143,461

Technology Hardware, Storage & Peripherals : 1.13%
Dell International LLC 144A	5.88	6-15-2021	250,000	256,556
Dell International LLC 144A	7.13	6-15-2024	475,000	510,370
NCR Corporation	5.88	12-15-2021	15,000	15,194
NCR Corporation	6.38	12-15-2023	500,000	514,255
				1,296,375

Materials : 1.16%

Chemicals : 0.04%
Celanese U.S. Holdings LLC	5.88	6-15-2021	20,000	21,278
Valvoline Incorporated	5.50	7-15-2024	25,000	25,188
				46,466

Containers & Packaging : 1.10%
Ball Corporation	4.88	3-15-2026	50,000	49,500
Ball Corporation	5.25	7-1-2025	40,000	40,750
Berry Plastics Corporation	5.13	7-15-2023	50,000	49,500

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Berry Plastics Corporation	6.00%	10-15-2022	$65,000	$66,950
Crown Americas LLC 144A	4.75	2-1-2026	75,000	70,845
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	155,000	168,175
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	125,000	120,625
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	50,000	49,125
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	50,813
Owens-Illinois Incorporated 144A	6.38	8-15-2025	375,000	386,250
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	101,375
Silgan Holdings Incorporated	5.50	2-1-2022	100,000	101,500
				1,255,408

Metals & Mining : 0.02%
Novelis Corporation 144A	6.25	8-15-2024	25,000	25,315

Real Estate : 1.62%

Equity REITs : 1.62%
CoreCivic Incorporated	4.63	5-1-2023	35,000	34,388
CoreCivic Incorporated	5.00	10-15-2022	100,000	100,500
Equinix Incorporated	5.75	1-1-2025	125,000	127,188
Equinix Incorporated	5.88	1-15-2026	100,000	101,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	325,000	312,195
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	126,131
Iron Mountain Incorporated 144A	5.25	3-15-2028	50,000	47,063
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	95,000
Iron Mountain Incorporated	6.00	8-15-2023	267,000	276,011
MGM Growth Properties LLC	4.50	1-15-2028	50,000	44,875
Sabra Health Care REIT Incorporated	5.38	6-1-2023	75,000	74,813
Sabra Health Care REIT Incorporated	5.50	2-1-2021	130,000	133,045
The Geo Group Incorporated	5.13	4-1-2023	50,000	49,125
The Geo Group Incorporated	5.88	1-15-2022	135,000	137,194
The Geo Group Incorporated	5.88	10-15-2024	125,000	123,446
The Geo Group Incorporated	6.00	4-15-2026	75,000	73,313
				1,856,162

Telecommunication Services : 1.12%

Diversified Telecommunication Services : 0.56%
GCI Incorporated	6.75	6-1-2021	125,000	126,563
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	73,500
Level 3 Financing Incorporated	5.25	3-15-2026	50,000	47,525
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	125,000
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	48,750
Level 3 Financing Incorporated	5.38	5-1-2025	75,000	72,563
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	65,549
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	80,900
				640,350

Wireless Telecommunication Services : 0.56%
SBA Communications Corporation	4.88	7-15-2022	75,000	74,063
Sprint Capital Corporation	6.88	11-15-2028	225,000	215,438
Sprint Capital Corporation	8.75	3-15-2032	50,000	53,813
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	25,605
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	49,750
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	24,995
T-Mobile USA Incorporated	5.38	4-15-2027	25,000	24,531
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	25,875

T-Mobile USA Incorporated	6.38	3-1-2025	145,000	151,511
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,225
				650,806

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.61%

Electric Utilities : 0.02%
NextEra Energy Incorporated 144A	4.25%	9-15-2024	$25,000	$24,000

Gas Utilities : 0.06%
AmeriGas Partners LP	5.75	5-20-2027	75,000	70,688

Independent Power & Renewable Electricity Producers : 1.53%
NSG Holdings LLC 144A	7.75	12-15-2025	410,010	447,936
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	550,000	556,875
TerraForm Global Operating LLC 144A	6.13	3-1-2026	125,000	124,375
TerraForm Power Operating LLC 144A	4.25	1-31-2023	375,000	361,875
TerraForm Power Operating LLC 144A	5.00	1-31-2028	50,000	47,188
TerraForm Power Operating LLC 144A	6.63	6-15-2025	200,000	213,000
				1,751,249

Total Corporate Bonds and Notes (Cost $33,221,323)				33,239,539

Loans : 1.41%

Consumer Discretionary : 0.62%

Auto Components : 0.14%
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.68	4-15-2021	157,058	158,253

Hotels, Restaurants & Leisure : 0.48%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.73	8-8-2021	47,365	47,459
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ±‡	10.23	12-7-2022	525,000	509,250
				556,709

Energy : 0.05%

Oil, Gas & Consumable Fuels : 0.05%
Chesapeake Energy Corporation (1 Month LIBOR +7.50%) ±	9.47	8-23-2021	50,000	52,490

Financials : 0.11%

Diversified Financial Services : 0.11%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.86	4-30-2023	125,000	126,563

Health Care : 0.12%

Health Care Providers & Services : 0.12%
Press Ganey Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.73	10-21-2023	124,496	124,932
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.48	10-21-2024	11,236	11,391
				136,323

Industrials : 0.08%

Commercial Services & Supplies : 0.08%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.48	7-25-2022	91,664	84,636
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ±‡	8.98	5-12-2023	1,490	1,446
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ±‡	8.98	5-14-2023	8,510	8,254
				94,336

Information Technology : 0.33%

Internet Software & Services : 0.33%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.23	10-19-2023	377,369	377,369

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.06%

Real Estate Management & Development : 0.06%
Capital Automotive LP (1 Month LIBOR +6.00%) ±‡	7.99%	3-24-2025	$61,237	$62,156

Utilities : 0.04%

Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.20	12-14-2023	49,375	49,463

Total Loans (Cost $1,624,962)				1,613,662

	Dividend yield		Shares
Preferred Stocks : 11.36%

Utilities : 11.36%

Electric Utilities : 6.54%
Alabama Power Company	5.00		46,541	1,181,211
Georgia Power Company	5.00		50,000	1,234,500
NSTAR Electric Company	4.78		8,830	879,027
Southern Company	5.25		111,000	2,702,850
The Connecticut Light & Power Company	5.28		10,500	527,625
Union Electric Company	4.56		10,000	980,000
				7,505,213

Multi-Utilities : 4.82%
CMS Energy Corporation	5.63		25,000	613,250
DTE Energy Company	5.38		200,000	4,926,000
				5,539,250

Total Preferred Stocks (Cost $13,394,621)				13,044,463

		Expiration date
Rights : 0.01%

Utilities : 0.01%

Independent Power & Renewable Electricity Producers : 0.01%
Vistra Energy Corporation †		12-31-2046	23,978	13,188

Total Rights (Cost $24,970)				13,188

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 3.14%

Energy : 1.10%

Energy Equipment & Services : 0.22%
Ensco plc	5.75	10-1-2044	$355,000	252,938

Oil, Gas & Consumable Fuels : 0.88%
Baytex Energy Corporation 144A	5.13	6-1-2021	175,000	166,250
Baytex Energy Corporation 144A	5.63	6-1-2024	125,000	113,750
Griffin Coal Mining Company Limited 144A(a)††	9.50	12-1-2016	61,991	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	175,000	176,531
Teekay Corporation	8.50	1-15-2020	535,000	552,388
				1,008,919

Financials : 0.49%

Banks : 0.11%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	100,000	96,500

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Nielsen Holding and Finance BV 144A	5.50%	10-1-2021	$30,000	$30,150
				126,650

Diversified Financial Services : 0.38%
Intelsat Jackson Holdings SA	5.50	8-1-2023	495,000	432,816

Health Care : 0.69%

Pharmaceuticals : 0.69%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	200,000	186,000
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	50,000	49,063
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	180,000	171,000
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	200,000	185,000
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	25,000	26,031
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	25,000	25,258
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	50,000	52,375
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	94,000	95,763
				790,490

Industrials : 0.51%

Commercial Services & Supplies : 0.36%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	413,844

Machinery : 0.08%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	20,050
Sensata Technologies BV 144A	6.25	2-15-2026	74,000	77,053
				97,103
Professional Services : 0.07%
IHS Markit Limited 144A	4.75	2-15-2025	75,000	74,531

Materials : 0.26%

Containers & Packaging : 0.24%
Ardagh Packaging Finance plc 144A	4.63	5-15-2023	100,000	99,345
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	25,000	24,500
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	100,000	104,375
OI European Group BV 144A	4.00	3-15-2023	50,000	47,000
				275,220

Metals & Mining : 0.02%
ArcelorMittal SA	6.50	2-25-2022	25,000	26,750

Telecommunication Services : 0.09%

Diversified Telecommunication Services : 0.09%
Intelsat Luxembourg SA	7.75	6-1-2021	95,000	78,375
Virgin Media Finance plc 144A	6.38	4-15-2023	25,000	25,279
				103,654

Total Yankee Corporate Bonds and Notes (Cost $3,687,137)				3,602,915

	Yield		Shares
Short-Term Investments : 7.93%

Investment Companies : 7.93%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.67		9,106,053	9,106,053

Total Short-Term Investments (Cost $9,106,053)				9,106,053

Total investments in securities (Cost $117,749,673)			114.56%	$131,534,733
Other assets and liabilities, net			(14.56)	(16,714,391)

Total net assets			100.00%	$114,820,342

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	8,058,488	40,209,243	39,161,678	9,106,053	$9,106,053	7.93%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$4,728,956	$0	$0	$4,728,956
Financials	2,140,532	0	0	2,140,532
Telecommunication services	7,540,256	0	0	7,540,256
Utilities	56,505,169	0	0	56,505,169
Corporate bonds and notes	0	33,239,539	0	33,239,539
Loans	0	894,602	719,060	1,613,662
Preferred stocks
Utilities	10,657,811	2,386,652	0	13,044,463
Rights
Utilities	0	13,188	0	13,188
Yankee corporate bonds and notes	0	3,602,915	0	3,602,915
Short-term investments
Investment companies	9,106,053	0	0	9,106,053

Total assets	$90,678,777	$40,136,896	$719,060	$131,534,733

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	July 26, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	July 26, 2018